EMPLOYEE AND DIRECTOR BENEFITS (FY) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
EMPLOYEE AND DIRECTOR BENEFITS [Abstract]
Schedule of Stock-based Compensation Recognized as Compensation Expense
Total stock-based compensation recognized as compensation expense on our consolidated statement of income for the three and six months ended June 30, 2018 and 2017 is as follows:

	Three months ended June 30, 2018	Three months ended June 30, 2017
Dollars in thousands
Option Grants	$-	$9
Restricted Stock Grants	-	-
Total compensation expense	$-	$9

	Six months ended June 30, 2018	Six months ended June 30, 2017
Dollars in thousands
Option Grants	$1	$18
Restricted Stock Grants	-	-
Total compensation expense	$1	$18

Total stock-based compensation recognized as compensation expense on our consolidated statement of income is as follows:

	December 31, 2017	December 31, 2016
Dollars in thousands
Option Grants	$24	$49
Restricted Stock Grants	-	11
Total Compensation Expense	$24	$60

Schedule of Option Activity Under Stock Option Plans
A summary of option activity under the stock option plans as of June 30, 2018 and changes during the period ended June 30, 2018 is presented below:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding, December 31, 2017	151,173	$4.54	5.27 years
Exercised	(3,107)	4.84
Expired	(12,000)	12.22
Forfeited	-	-
Granted	-	-
Outstanding, June 30, 2018	136,066	$3.85	5.19 years	$597,308

Exercisable, June 30, 2018	136,066	$3.85		$597,308

A summary of option activity under the stock option plans as of December 31, 2017 and changes during the year ended December 31, 2017 is presented below:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding, December 31, 2016	184,892	$6.67	5.40 years
Exercised	(3,738)	$3.36
Expired	(28,981)	$18.31
Forfeited	(1,000)	$4.91
Granted	-	$-
Outstanding, December 31, 2017	151,173	$4.54	5.27 years	$790,199

Exercisable, December 31, 2017	150,215	$4.53		$786,232

Schedule of Restricted Stock Activity
A summary of restricted stock activity during the three and six months ended June 30, 2017 is presented below:

	Three Months Ended June 30, 2017		Six Months Ended June 30, 2017
	Non-Vested Restricted Stock Outstanding	Weighted Average Grant Date Fair Value	Non-Vested Restricted Stock Outstanding	Weighted Average Grant Date Fair Value
Beginning balance outstanding	-	-	3,334	$3.31
Granted	-		-
Vested	-		(3,334)
Ending balance outstanding	-	-	-	-

A summary of restricted stock activity during the twelve months ended December 31, 2017 and 2016 is presented below:

	December 31, 2017		December 31, 2016
	Non-Vested Restricted Stock Outstanding	Weighted Average Grant Date Fair Value	Non-Vested Restricted Stock Outstanding	Weighted Average Grant Date Fair Value
Beginning balance outstanding	3,334	$3.31	6,667	$3.31
Granted	-		-
Vested	(3,334)		(3,333)
Ending balance outstanding	-	-	3,334	$3.31